UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.  Reports to Stockholders.

UBS Series Trust
U.S. Allocation Portfolio
Semiannual Report
June 30, 2007

UBS Series Trust—U.S. Allocation Portfolio

August 20, 2007

Dear contract owner,
We present you with the semiannual report for UBS Series Trust—U.S. Allocation Portfolio for the six months ended June 30, 2007.

Performance
During the six months ended June 30, 2007, the Portfolio’s Class H shares returned 5.39%. Since the Portfolio invests in both stocks and bonds, we feel it is appropriate to compare the Portfolio’s performance to the U.S. Allocation Fund Index* (the “Index”), which returned 5.09% over the same time period. By contrast, the S&P 500 Index, which tracks large cap US equities, returned 6.96% during the reporting period. (For Class H and Class I returns over various time periods, please refer to “Performance at a glance” on page 6.)

UBS Series Trust—U.S.
Allocation Portfolio

Investment goal:
Total return, consisting of long-term capital appreciation and current income

Portfolio managers:
Portfolio Management Team, including Brian Singer UBS Global Asset Management (Americas) Inc.

Commencement:
Class H—September 28, 1998
Class I—January 5, 1999

Dividend payments:
Annually

An interview with Lead Portfolio Manager Brian D. Singer
Q.	Can you describe the economic environment during the reporting period?
A.	US economic growth fluctuated during the reporting period. After expanding 2.5% in the fourth quarter of 2006, gross domestic product (GDP) tailed off significantly over the first three months of 2007. During this time, GDP grew a tepid 0.7%—its slowest rate since the fourth quarter of 2002. The weakening economy was attributed, in part, to the troubles in the housing market. The economy then rebounded, as the advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending moderated, this was offset by a sharp increase in business spending and exports.

*	An unmanaged index compiled by the advisor, constructed as follows: from September 28, 1998 (Portfolio’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index; from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

UBS Series Trust—U.S. Allocation Portfolio

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	After raising short-term interest rates 17 consecutive times from June 2004 through June 2006, the Fed has since remained “on hold” and kept the federal funds rate at 5.25%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed has repeatedly indicated that future rate movements would be data-dependent as it attempts to ward off inflation and to keep the economy growing at a reasonable pace.

Following the conclusion of the reporting period, the Fed reacted to concerns over subprime lending by providing greater amounts of liquidity to the market in order to facilitate normal market operations. The Fed has stated that they plan to continue to monitor the risks of rising inflation along with the potential for slower economic growth.

Q.	How did the stock market perform during the reporting period?
A.	The US stock market generated respectable results during the reporting period. Over this time, the overall stock market, as measured by the S&P 500 Index, rose 6.96%. While stocks posted positive results in four of the six months covered by this report, declines in February and June tempered the market’s gains. The decline in February was triggered by an 8.8% fall in China’s market on February 28th, its worst one-day performance in 10 years. In June, sharply rising oil prices and expectations that the Fed would not lower interest rates in 2007 caused the market to weaken.

Q.	Did the bond market generate positive results as well during the reporting period?
A.	The US bond market largely held steady over the reporting period. While the Fed kept short-term interest rates on hold at 5.25%, it continued to stress that inflation remained a concern. Late in the period, both short- and long-term yields rose sharply higher, with 10-year yields reaching a five-year high. This occurred on the back of inflationary concerns, a strong labor market and disappointment that the Fed appeared to be “on hold” for the foreseeable future. During the reporting period, the overall US bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, returned 0.98%.

Q.	How was the Portfolio allocated at the end of the reporting period?
A.	During the second half of the period, we made a slight adjustment to the Portfolio’s overall allocation policy. In particular, we took advantage

UBS Series Trust—U.S. Allocation Portfolio

of the sell-off in the bond market by increasing the Portfolio’s exposure to bonds by 1 percentage point, to a total of approximately 31%. This was done in concert with reducing our position in cash equivalents. We had been holding cash for some time rather than holding the full benchmark exposure to fixed income, as we perceived bonds to be inferior to cash from a risk/return perspective. However, in our opinion, the sell-off in bonds increased the attractiveness of the fixed income asset classes relative to cash, warranting a change in strategy.

As of June 30, 2007, the Portfolio’s assets were allocated as follows: approximately 69% was invested in US equities; 31% was invested in US bonds; and less than 1% was invested in cash equivalents.

Q.	Which portions of the Portfolio performed well during the semi-annual period and which areas produced disappointing results?
A.	During the reporting period, we continued to rely on our bottom-up research process to guide sector allocation and stock selection for the Portfolio. For the period as a whole, both our sector positioning and security selection enhanced relative results.

In the equity component of the Portfolio, we held overweight positions in pharmaceuticals, banks and autos, and underweights in energy and materials. In the second half of the period, we also moved to an underweight position in capital goods stocks. In terms of specific stocks, the Portfolio’s overweights to Amazon.com and Exelon enhanced results as the period progressed.

The Portfolio’s overweight to banks negatively impacted performance, as the financial sector underperformed during the reporting period. Our underweight to oil refining also detracted from performance. However, we continue to find this area unattractive, as we believe that current oil prices are not sustainable.

In terms of the Portfolio’s fixed income exposure, we remained moderately defensive in terms of duration for most of the reporting period, a strategy which benefited performance. Duration is a measure of a security’s sensitivity to changes in interest rates. Specifically, our underweight duration exposure in the 5- to 10-year part of the yield curve expressed our view that we expected the yield in this area to rise relative to the short end of the curve. Late in the period, we extended the Portfolio’s duration to assume a neutral position. This reflected our belief that market sentiment and pricing had moved within our fair value estimates.

UBS Series Trust—U.S. Allocation Portfolio

In the Portfolio’s high yield component, we continued to take a conservative stance, as we felt the sector was overvalued. This stance had a negative impact on performance during the reporting period. However, we anticipate remaining defensive and will concentrate on issuer-specific situations that offer what we believe to be superior relative value.

Q.	What is your outlook for the markets and the Portfolio?
A.	In light of the concerns over subprime lending affecting the market following the conclusion of the reporting period, we believe that the US equity market is priced slightly below fair value. This is largely in recognition of the decline in investor risk appetite as equity markets corrected in the face of turmoil in the credit markets. In this environment, we see opportunities in areas where prices have fallen below our fundamental value estimates. We believe our current asset allocation to be appropriate considering ongoing economic expansion in the US and the strength of realized earnings growth.

UBS Series Trust—U.S. Allocation Portfolio

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS Series Trust—U.S. Allocation Portfolio
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Brian Singer
Lead Portfolio Manager
UBS Series Trust—U.S. Allocation Portfolio
Regional Chief Investment Officer
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2007. The views and opinions in the letter were current as of August 20, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent or results. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Series Trust—U.S. Allocation Portfolio

Performance at a glance (unaudited)
Average annual total returns for periods ended 06/30/07

				Since
	6 months	1 year	5 years	inception[1]

Class H2	5.39%	15.96%	9.60%	6.54%

Class I2	5.23	15.72	9.32	3.76

S&P 500 Index[3]	6.96	20.59	10.71	5.87

U.S. Allocation Fund Index[4]	5.09	15.34	9.42	5.16

[1]	Since inception returns are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for the S&P 500 Index and the U.S. Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share class (Class H).

[2]	Class H and Class I shares do not bear initial or contingent deferred sales charges. Class I shares bear ongoing distribution fees; Class H shares do not bear similar fees.

[3]	The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

[4]	An unmanaged index (formerly known as the U.S. Tactical Allocation Fund Index) compiled by the Advisor, constructed as follows: from September 28, 1998 (Portfolio’s inception) until February 29, 2004: 100% S&P 500 Index Fund; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index; from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and does not reflect separate account charges applicable to variable annuity contracts. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited)

Characteristics	06/30/07		12/31/06		06/30/06

Net assets (mm)	$40.5		$46.6		$48.2

Number of securities	165		171		157

Portfolio composition*	06/30/07		12/31/06		06/30/06

Common stocks and warrants**	68.9%		66.2%		67.4%

Bonds***	30.6		32.1		30.4

Cash equivalents and other assets less liabilities	0.5		1.7		2.2

Total	100.0%		100.0%		100.0%

Top five equity sectors*	06/30/07		12/31/06		06/30/06

Financials	14.4%		16.3%		15.6%

Consumer discretionary	11.3		9.4		9.2

Information technology	9.8		8.2		8.6

Health care	9.7		9.8		11.4

Industrials	7.3		6.3		6.8

Total	52.5%		50.0%		51.6%

Top ten equity securities*	06/30/07		12/31/06		06/30/06

Citigroup	2.6%	Citigroup	3.0%	Citigroup	2.9%

Morgan Stanley	2.4	Morgan Stanley	2.6	Morgan Stanley	2.3

Wells Fargo	2.1	Microsoft	2.3	Microsoft	2.3

Microsoft	1.9	Wells Fargo	2.0	Wells Fargo	2.1

Exelon	1.9	Exelon	1.7	Wyeth	2.0

Intel	1.7	American International Group	1.5	Exelon	1.8

Wyeth	1.7	Allergan	1.5	Sprint Nextel	1.6

General Electric	1.7	Wyeth	1.4	Allergan	1.5

Mellon Financial	1.4	Mellon Financial	1.4	Masco	1.5

Johnson Controls	1.4	Johnson Controls	1.3	Omnicom Group	1.4

Total	18.8%		18.7%		19.4%

*	Weightings represent percentages of the Portfolio’s net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.
**	Weightings include investment company holding of UBS U.S. Small Cap Equity Relationship Fund.
***	Weightings include investment company holding of UBS High Yield Relationship Fund.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited) (continued)

Fixed income
sector allocation*	06/30/07	12/31/06	06/30/06

Mortgage & agency debt securities	12.1%	12.6%	11.1%

Corporate bonds	5.8	5.7	5.3

US government obligations	4.9	7.4	8.1

Commercial mortgage-backed securities	3.2	2.8	2.9

Asset-backed securities	1.7	1.2	1.0

Collateralized debt obligation	0.4	0.3	–

International government obligations	–	–	0.1

Total	28.1%	30.0%	28.5%

*	Weightings represent percentages of the Portfolio’s net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited) (concluded)

Top ten fixed income securities*	06/30/07		12/31/06		06/30/06

FNMA		US Treasury		US Treasury
Certificates, 6.500%		Notes, 4.875%		Notes, 4.750%
due 01/01/36	1.3%	due 10/31/08	1.5%	due 03/31/11	1.7%

US Treasury		FNMA		FNMA
Bonds, 6.250%		Certificates, 6.500%		Certificates, 6.500%
due 05/15/30	1.3	due 12/01/29	1.3	due 12/01/29	1.4

US Treasury		US Treasury		US Treasury
Bonds, 6.250%		Bonds, 6.250%		Notes, 4.875%
due 08/15/23	1.2	due 08/15/23	1.2	due 05/15/09	1.1

US Treasury		US Treasury		GNMA
Bonds, 4.750%		Notes, 4.875%		Certificates, 6.000%
due 02/15/37	1.2	due 05/15/09	1.1	due 07/15/29	1.0

				FNMA
Federal Home Loan Bank		GNMA		Certificates, 5.000%
Certificates, 5.500%		Certificates, 6.000%		maturity to
due 08/13/14	1.0	due 07/15/29	1.0	be assigned	0.9

Asset Securitization
Corp., Series
1995-MD4,		US Treasury		US Treasury
Class A3, 7.384%		Notes, 4.875%		Bonds, 8.500%
due 08/13/29	1.0	due 08/31/08	0.9	due 02/15/20	0.9

		Asset Securitization
		Corp., Series
FNMA		1995-MD4,		US Treasury
Certificates, 5.500%		Class A3, 7.384%		Notes, 4.500%
due 07/01/33	0.7	due 08/13/29	0.9	due 11/15/15	0.8

				Asset Securitization
		US Treasury		Corp., Series
US Treasury		Inflation Index		1995-MD4,
Notes, 4.750%		Notes, 2.000%		Class A3, 7.384%
due 12/31/08	0.7	due 01/15/16	0.8	due 08/13/29	0.8

		FHLMC REMIC,
Ford Motor Credit		Series 3149,		US Treasury
Co., 5.800%		Class PC, 6.000%		Bonds, 8.875%
due 01/12/09	0.6	due 10/15/31	0.7	due 02/15/19	0.8

General Electric		FNMA Certificates,		US Treasury
Capital Corp., 6.000%		5.500%		Notes, 3.875%
due 06/15/12	0.6	due 07/01/33	0.7	due 02/15/13	0.8

Total	9.6%		10.1%		10.2%

*	Weightings represent percentages of the Portfolio’s net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Common stocks—64.31%

	Number of
Security description	shares	Value

Air freight & couriers—1.10%
FedEx Corp.	4,000	$443,880

Auto components—2.26%
BorgWarner, Inc.	3,900	335,556

Johnson Controls, Inc.	5,000	578,850

		914,406

Banks—5.63%
City National Corp.	1,600	121,744

Fifth Third Bancorp	10,500	417,585

Mellon Financial Corp.	13,200	580,800

PNC Financial Services Group	4,500	322,110

Wells Fargo & Co.	23,900	840,563

		2,282,802

Beverages—1.01%
Anheuser-Busch Cos., Inc.	3,700	192,992

Constellation Brands, Inc., Class A*	8,900	216,092

		409,084

Biotechnology—1.50%
Amgen, Inc.*	1,600	88,464

Genzyme Corp.*	6,800	437,920

Millennium Pharmaceuticals, Inc.*	7,900	83,503

		609,887

Building products—1.20%
Masco Corp.	17,100	486,837

Computers & peripherals—0.68%
Dell, Inc.*	9,700	276,935

Diversified financials—7.05%
Citigroup, Inc.	20,700	1,061,703

Federal Home Loan
Mortgage Corp.	4,400	267,080

J.P. Morgan Chase & Co.	10,100	489,345

	Number of
Security description	shares	Value

Diversified financials—(concluded)
Morgan Stanley	11,500	$964,620

The Blackstone Group LP*	2,497	73,087

		2,855,835

Diversified telecommunication services—2.46%
AT&T, Inc.	10,500	435,750

Sprint Nextel Corp.[1]	27,088	560,992

		996,742

Electric utilities—2.78%
American Electric Power Co., Inc.	5,200	234,208

Exelon Corp.[1]	10,700	776,820

Pepco Holdings, Inc.	4,100	115,620

		1,126,648

Energy equipment & services—2.24%
ENSCO International, Inc.	4,600	280,646

GlobalSantaFe Corp.	4,500	325,125

Halliburton Co.	8,800	303,600

		909,371

Food & drug retailing—0.80%
Sysco Corp.	9,800	323,302

Gas utilities—1.04%
NiSource, Inc.	6,300	130,473

Sempra Energy	4,900	290,227

		420,700

Health care equipment & supplies—0.64%
Medtronic, Inc.	5,000	259,300

Health care providers & services—0.72%
UnitedHealth Group, Inc.	5,700	291,498

Hotels, restaurants & leisure—1.03%
Carnival Corp.	8,600	419,422

Household durables—0.59%
Fortune Brands, Inc.	2,900	238,873

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value

Industrial conglomerates—1.65%
General Electric Co.	17,500	$669,900

Insurance—1.71%
AFLAC, Inc.	3,200	164,480

Allstate Corp.	4,100	252,191

Hartford Financial Services Group, Inc.	2,800	275,828

		692,499

Internet & catalog retail—0.69%
Amazon. com, Inc.1,*	4,100	280,481

Internet software & services—0.68%
Yahoo!, Inc.*	10,100	274,013

Leisure equipment & products—0.47%
Harley-Davidson, Inc.	3,200	190,752

Machinery—2.03%
Illinois Tool Works, Inc.	9,900	536,481

PACCAR, Inc.	3,300	287,232

		823,713

Media—3.02%
McGraw-Hill Cos., Inc.	2,600	177,008

News Corp., Class A	12,100	256,641

Omnicom Group, Inc.	5,800	306,936

R.H. Donnelley Corp.*	3,420	259,168

Viacom, Inc., Class B*	5,400	224,802

		1,224,555

Multi-line retail—1.47%
Costco Wholesale Corp.	6,500	380,380

Target Corp.	3,400	216,240

		596,620

Oil & gas—1.57%
Chevron Corp.	2,100	176,904

EOG Resources, Inc.	3,100	226,486

Exxon Mobil Corp.	2,800	234,864

		638,254

	Number of
Security description	shares	Value

Pharmaceuticals—6.82%
Allergan, Inc.	9,800	$564,872

Bristol-Myers Squibb Co.	10,000	315,600

Cephalon, Inc.*	1,500	120,585

Johnson & Johnson	5,200	320,424

Medco Health Solutions, Inc.*	3,900	304,161

Merck & Co., Inc.	9,300	463,140

Wyeth	11,800	676,612

		2,765,394

Road & rail—1.30%
Burlington Northern Santa Fe Corp.	6,200	527,868

Semiconductor equipment & products—4.08%
Analog Devices, Inc.	12,700	478,028

Intel Corp.	29,300	696,168

Linear Technology Corp.	5,800	209,844

Xilinx, Inc.	10,100	270,377

		1,654,417

Software—4.36%
BEA Systems, Inc.*	12,900	176,601

Citrix Systems, Inc.*	6,000	202,020

Intuit, Inc.*	5,400	162,432

Microsoft Corp.	26,700	786,849

Red Hat, Inc.*	2,900	64,612

Symantec Corp.*	18,463	372,953

		1,765,467

Specialty retail—1.33%
Chico’s FAS, Inc.*	6,600	160,644

The Home Depot, Inc.	9,600	377,760

		538,404

Textiles & apparel—0.40%
Coach, Inc.*	3,400	161,126

Total common stocks
(cost—$21,266,915)		26,068,985

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government obligations—4.92%
$160	US Treasury Bonds	05/15/17	8.750%	$205,000

455	US Treasury Bonds	08/15/23	6.250	505,228

450	US Treasury Bonds	05/15/30	6.250	514,336

530	US Treasury Bonds	02/15/37	4.750	499,732

270	US Treasury Notes	12/31/08	4.750	269,178

Total US government obligations (cost—$1,995,239)				1,993,474

Mortgage & agency debt securities—12.08%
223	Countrywide Home Loans,
	Series 2006-HYB1, Class 1A1	03/20/36	5.365 [2]	220,958

181	CS First Boston Mortgage Securities
	Corp., Series 2005-11, Class 4A1	12/25/35	7.000	183,537

420	Federal Home Loan Bank Certificates	08/13/14	5.500	422,878

145	Federal Home Loan Mortgage
	Corporation Certificates	12/27/11	5.375	144,366

100	Federal Home Loan Mortgage
	Corporation Certificates	10/17/13	5.600	99,410

212	Federal Home Loan Mortgage
	Corporation Certificates	12/01/34	4.500	192,849

225	Federal Home Loan Mortgage
	Corporation Certificates	07/01/37	5.500	217,010

99	Federal Home Loan Mortgage
	Corporation Certificates ARM	05/01/37	5.275	97,734

145	Federal National Mortgage
	Association Certificates	08/15/10	4.250	141,073

105	Federal National Mortgage
	Association Certificates	05/12/16	6.070	105,266

100	Federal National Mortgage
	Association Certificates	10/01/17	5.500	99,301

197	Federal National Mortgage
	Association Certificates	12/01/17	5.500	194,801

190	Federal National Mortgage
	Association Certificates	07/01/18	5.500	187,941

287	Federal National Mortgage
	Association Certificates	07/01/33	5.500	277,671

123	Federal National Mortgage
	Association Certificates	01/01/34	5.500	118,844

203	Federal National Mortgage
	Association Certificates	11/01/34	5.500	196,281

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Mortgage & agency debt securities—(concluded)
$506	Federal National Mortgage
	Association Certificates	01/01/36	6.500%		$516,507

218	Federal National Mortgage
	Association Certificates ARM	05/01/35	4.876		217,187

201	Federal National Mortgage
	Association Certificates ARM	08/01/35	4.743		195,972

119	Federal National Mortgage
	Association Certificates ARM	09/01/35	4.606		116,456

128	Federal National Mortgage
	Association Certificates ARM	08/01/36	5.033		127,560

18	FNMA REMIC, Series 2001-69,
	Class PN	04/25/30	6.000		18,329

154	FNMA REMIC, Series 2001-T4,
	Class A1	07/25/41	7.500		158,803

193	FNMA REMIC, Series 2002-T19,
	Class A1	07/25/42	6.500		195,411

104	Government National Mortgage
	Association Certificates	04/15/31	6.500		105,986

175	J.P. Morgan Alternative Loan Trust,
	Series 2006-A4, Class A7	09/25/36	6.300		174,770

169	MLCC Mortgage Investors, Inc.,
	Series 2006-2, Class 4A	05/25/36	5.793	[2]	168,427

Total mortgage & agency debt securities (cost—$4,960,269)					4,895,328

Commercial mortgage-backed securities—3.20%
400	Asset Securitization Corp.,
	Series 1995-MD4, Class A3	08/13/29	7.384		400,927

17	First Union-Lehman Brothers
	Commercial Mortgage,
	Series 1997-C2, Class A3	11/18/29	6.650		16,893

150	GS Mortgage Securities Corp. II,
	Series 2006-RR2, Class A1[3]	06/23/46	5.812	[2]	147,102

227	Hilton Hotel Pool Trust,
	Series 2000-HLTA, Class A1[3]	10/03/15	7.055		232,906

230	JP Morgan Chase Commercial
	Mortgage Securities Corp.,
	Series 2005-LDP5, Class A4	12/15/44	5.345	[2]	222,189

57	Mach One Trust Commercial Mortgage,
	Series 2004-1A, Class A1[3]	05/28/40	3.890		56,356

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000)		dates		rates		Value

Commercial mortgage-backed securities—(concluded)
$131	Morgan Stanley Mortgage Loan Trust,
	Series 2006-1AR, Class 2A	02/25/36		5.948%[2]		$131,893

9	Nomura Asset Securities Corp.,
	Series 1996-MD5, Class A4	04/13/39		7.925	[2]	8,835

78	Washington Mutual,
	Series 2002-AR17, Class 1A	11/25/42		6.229	[2]	78,152

Total commercial mortgage-backed securities (cost—$1,299,419)						1,295,253

Collateralized debt obligation[4]—0.36%
150	G-Force CDO Ltd., Series 2006-1A,
	Class A3 (cost—$148,352)	09/27/46		5.600		145,901

Asset-backed securities—1.74%
200	American Express Credit Account
	Master Trust, Series 2007-3, Class B	10/15/12		5.410	[2]	199,999

136	Conseco Finance Securitizations Corp.,
	Series 2000-5, Class A5	02/01/32		7.700		135,904

23	Fieldstone Mortgage Investment Corp.,
	Series 2006-S1, Class A3	01/25/37		5.540	[2]	22,820

20	Greenpoint Home Equity Loan Trust,
	Series 2004-3, Class A	03/15/35		5.550	[2]	20,430

100	Paragon Mortgages PLC,
	Series 7A, Class B1A3	05/15/43		6.110	[2]	100,117

200	Pinnacle Capital Asset Trust,
	Series 2006-A, Class B3	09/25/09		5.510		199,686

26	SACO I Trust, Series 2006-5, Class 2A1	05/25/36		5.470	[2]	26,340

Total asset-backed securities (cost—$704,482)						705,296

Corporate bonds—5.83%
Automobile OEM—1.04%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08		4.050		113,387

250	Ford Motor Credit Co.	01/12/09		5.800		244,713

65	General Motors Acceptance Corp.	09/15/11		6.875		63,937

						422,037

Banking-non-US—0.07%
25	Royal Bank of Scotland
	Group PLC, Series I	03/31/10	[5]	9.118		27,179

Banking-US—1.28%
100	Bank of America Corp.	03/15/17		5.420		95,866

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(continued)
Banking-US—(concluded)
$40	Bank One Corp.	08/01/10	7.875%	$42,712

50	Citigroup, Inc.	08/27/12	5.625	50,011

101	Citigroup, Inc.	09/15/14	5.000	96,078

25	Credit Suisse First Boston USA, Inc.	01/15/12	6.500	25,894

90	HSBC Finance Corp.	05/15/11	6.750	93,422

75	J.P. Morgan Chase & Co.	02/01/11	6.750	77,922

35	Wells Fargo & Co.	08/01/11	6.375	36,094

				517,999

Brokerage—0.62%
90	Goldman Sachs Group, Inc.	01/15/11	6.875	93,614

35	Lehman Brothers Holdings, Inc.	02/06/12	5.250	34,403

120	Morgan Stanley	04/15/11	6.750	124,419

				252,436

Cable—0.23%
90	Comcast Cable Communications, Inc.	01/30/11	6.750	93,155

Chemicals—0.15%
60	ICI Wilmington, Inc.	12/01/08	4.375	58,989

Consumer products-durables—0.10%
45	Fortune Brands, Inc.	01/15/16	5.375	41,780

Consumer products-nondurables—0.11%
45	Avon Products, Inc.	11/15/09	7.150	46,662

Electrical-integrated—0.16%
30	Dominion Resources, Inc.	06/15/35	5.950	28,130

35	PSEG Power	06/01/12	6.950	36,634

				64,764

Entertainment—0.08%
30	Time Warner, Inc.	05/01/12	6.875	31,298

Finance-noncaptive consumer—0.25%
25	Capital One Financial	06/01/15	5.500	24,132

30	Residential Capital Corp.	11/21/08	6.125	29,726

50	Residential Capital LLC	06/30/10	6.375	49,354

				103,212

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Corporate bonds—(concluded)
Finance-noncaptive diversified—0.82%
$240	General Electric Capital Corp.	06/15/12	6.000%	$244,280

35	General Electric Capital Corp.	03/15/32	6.750	37,974

50	International Lease Finance Corp.	04/01/09	3.500	48,433

				330,687

Food processors/beverage/bottling—0.09%
35	SABMiller PLC[3]	07/01/16	6.500	35,957

Gas pipelines—0.09%
40	Kinder Morgan Energy Partners	03/15/35	5.800	35,534

Pharmaceuticals—0.10%
40	Allergan, Inc.	04/01/16	5.750	39,779

Real estate investment trust—0.08%
35	Prologis	11/15/15	5.625	34,244

Specialty retail—0.06%
25	CVS Caremark Corp.	06/01/17	5.750	24,121

Telecom-wirelines—0.14%
60	Telecom Italia Capital	11/15/13	5.250	57,172

Wireless telecommunication services—0.36%
80	Sprint Capital Corp.	03/15/32	8.750	89,850

55	Verizon New York, Inc., Series A	04/01/12	6.875	57,344

				147,194

Total corporate bonds (cost—$2,414,498)				2,364,199

Number of
shares
(000)

Investment companies*,6—7.04%
46	UBS High Yield Relationship Fund			995,734

36	UBS U.S. Small Cap Equity
	Relationship Fund			1,859,320

Total investment companies (cost—$1,999,513)				2,855,054

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Principal
amount			Maturity	Interest
(000)			dates	rates	Value

Repurchase agreement—0.84%
	$339	Repurchase agreement dated 06/29/07 with State Street Bank & Trust Co., collateralized by $216,634 US Treasury Bonds, 8.000% to 8.125% due 08/15/19 to 11/15/21 and $67,697 US Treasury Notes, 3.375% due 09/15/09; (value—$345,784); proceeds: $339,109 (cost—$339,000)	07/02/07	3.850%	$339,000

Number of
shares
(000)

Investments of cash collateral from securities loaned—0.19%
Money market funds[7]—0.19%
	0[8]	AIM Prime Portfolio		5.222	3

	78	UBS Private Money Market Fund LLC[6]		5.253	78,186

Total money market funds (cost—$78,189)					78,189

Total investments (cost—$35,205,876)—100.51%					40,740,679

Liabilities in excess of other assets—(0.51)%					(204,962)

Net assets—100.00%					$40,535,717

*		Non-income producing security.
1		Security, or portion thereof, was on loan at June 30, 2007.
2		Floating rate security. The interest rate shown is the current rate as of June 30, 2007.
3		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.96% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4		The security detailed in the table below, which represents 0.36% of net assets, is considered illquid and restricted as of June 30, 2007:

			Acquisition		Market value
Illiquid and			cost as a	Market	at 06/30/07
restricted	Acquisition	Acquisition	percentage	value at	as a percentage
security	date	cost	of net assets	06/30/07	of net assets

G-Force CDO
Ltd., Series
2006-1A, Class A3,
5.600%, 09/27/46	08/03/06	$147,859	0.36%	$145,901	0.36%

5 Perpetual bond security. The maturity date reflects the next call date.
6 The table below details the Portfolio’s transaction activity in affiliated issuers for the six months ended June 30, 2007:

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2007 (unaudited)

Net
income
				Net	Net		earned
				realized	unrealized		from
		Purchases	Sales	gains for	gains		affiliate
		during the	during the	the six	for the		for the six
		six months	six months	months	six months		months
Security	Value at	ended	ended	ended	ended	Value at	ended
description	12/31/06	06/30/07	06/30/07	06/30/07	06/30/07	06/30/07	06/30/07

UBS High
Yield
Relationship
Fund	$966,361	–	–	–	$29,373	$995,734	–

UBS
Private
Money
Market
Fund LLC	1,608,147	$2,756,824	$4,286,785	–	–	78,186	$152

UBS
Small-Cap
Equity
Relationship
Fund	2,144,129	–	500,000	$171,464	43,727	1,859,320	–

7	Interest rates shown reflect yield at June 30, 2007.
8	Amount represents less than 500 shares.
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rateas of June 30, 2007.
CDO	Collateralized Debt Obligation
FNMA	Federal National Mortgage Association
GS	Goldman Sachs
MLCC	Merrill Lynch Credit Corporation
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit

Issuer breakdown by country of origin

Percentage of total investments

United States	97.3%

Cayman Islands	1.2

Panama	1.0

United Kingdom	0.4

Italy	0.1

Total	100.0%

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Understanding your Portfolio’s expenses (unaudited)
As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 to June 30, 2007.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS Series Trust—U.S. Allocation Portfolio

Understanding your Portfolio’s expenses (unaudited) (concluded)

		Beginning	Ending	Expenses paid
		account value	account value	during period*
		January 1, 2007	June 30, 2007	01/01/07to 06/30/07

Class H	Actual	$1,000.00	$1,053.90	$4.74

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,020.18	4.66

Class I	Actual	1,000.00	1,052.30	6.00

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,018.94	5.91

*	Expenses are equal to the Portfolio’s annualized expense ratios: Class H: 0.93%, Class I: 1.18%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS Series Trust—U.S. Allocation Portfolio

Statement of assets and liabilities—June 30, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at value
(cost—$33,128,177)[1]	$37,807,439

Investments in affiliated securities, at value
(cost—$2,077,699)	2,933,240

Total investments in securities, at value (cost—$35,205,876)	40,740,679

Cash	422

Receivable for dividends and interest	130,266

Receivable for investments sold	95,633

Other assets	654

Total assets	40,967,654

Liabilities:
Payable for investments purchased	264,984

Payable for cash collateral from securities loaned	78,189

Payable to affiliates	34,887

Accrued expenses and other liabilities	53,877

Total liabilities	431,937

Net assets:
Beneficial interest–$0.001 par value per share (unlimited amount authorized)	60,591,088

Distributions in excess of net investment income	(33,650)

Accumulated net realized loss from investment activities	(25,556,524)

Net unrealized appreciation of investments	5,534,803

Net assets	$40,535,717

Class H
Net assets	$13,488,680

Shares outstanding	853,788

Net asset value, offering price and redemption value per share	$15.80

Class I
Net assets	$27,047,037

Shares outstanding	1,711,890

Net asset value, offering price and redemption value per share	$15.80

1 Includes $811,031 of investments in securities on loan, at value.

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Statement of operations

For the six
months ended
June 30, 2007
(unaudited)

Investment income:
Interest	$353,340

Dividends	238,028

Securities lending income (includes $152 earned from an affiliated entity)	438

591,806

Expenses:
Investment advisory and administration fees	108,788

Professional fees	48,065

Distribution fees-Class I	36,725

Reports and notices to shareholders	18,214

Trustees’ fees	8,793

Custody and accounting fees	8,703

Transfer agency fees-Class H	744

Transfer agency fees-Class I	744

Other expenses	7,920

238,696

Net investment income	353,110

Realized and unrealized gains from investment activities:
Net realized gains from investments (includes $171,464 of net realized gains from affiliated entities)	1,844,565

Net change in unrealized appreciation of investments	63,808

Net realized and unrealized gain from investment activities	1,908,373

Net increase in net assets resulting from operations	$2,261,483

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Statement of changes in net assets

	For the six
	months ended	For the
	June 30, 2007	year ended
	(unaudited)	December 31, 2006

From operations:
Net investment income	$353,110	$830,917

Net realized gains from investment activities	1,844,565	3,063,639

Net change in unrealized appreciation of investments	63,808	1,208,077

Net increase in net assets resulting from operations	2,261,483	5,102,633

Dividends to shareholders from:
Net investment income-Class H	(340,506)	(437,847)

Net investment income-Class I	(613,044)	(832,466)

	(953,550)	(1,270,313)

From beneficial interest transactions:
Net proceeds from the sale of shares	132,903	925,691

Cost of shares repurchased	(8,469,964)	(12,285,040)

Proceeds from dividends reinvested	953,550	1,270,313

Net decrease in net assets from beneficial
interest transactions	(7,383,511)	(10,089,036)

Net decrease in net assets	(6,075,578)	(6,256,716)

Net assets:
Beginning of period	46,611,295	52,868,011

End of period	$40,535,717	$46,611,295

Accumulated undistributed (distributions in excess of)
net investment income	$(33,650)	$566,790

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the six
months ended
June 30, 2007
(unaudited)

Net asset value, beginning of period	$15.36

Net investment income[1]	0.14

Net realized and unrealized gains (losses) from investment activities	0.68

Net increase (decrease) from operations	0.82

Dividends from net investment income	(0.38)

Net asset value, end of period	$15.80

Total investment return[2]	5.39%

Ratios/supplemental data:

Net assets, end of period (000’s)	$13,489

Expenses to average net assets	0.93%[3]

Net investment income to average net assets	1.79%[3]

Portfolio turnover	43%

1	Calculated using average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized.
3	Annualized.

See accompanying notes to financial statements

Class H

For the years ended December 31,

2006	2005	2004	2003	2002

$14.19	$13.50	$12.31	$9.77	$12.73

0.27	0.22	0.17	0.11	0.10

1.30	0.68	1.14	2.55	(2.97)

1.57	0.90	1.31	2.66	(2.87)

(0.40)	(0.21)	(0.12)	(0.12)	(0.09)

$15.36	$14.19	$13.50	$12.31	$9.77

11.29%	6.79%	10.68%	27.62%	(22.68)%

$14,803	$16,656	$19,088	$20,949	$19,743

0.84%	0.83%	0.80%	0.77%	0.66%

1.86%	1.60%	1.39%	1.03%	0.91%

72%	77%	136%	5%	5%

UBS Series Trust—U.S. Allocation Portfolio

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the six
months ended
June 30, 2007
(unaudited)

Net asset value, beginning of period	$15.34

Net investment income[1]	0.12

Net realized and unrealized gains (losses) from investment activities	0.67

Net increase (decrease) from operations	0.79

Dividends from net investment income	(0.33)

Net asset value, end of period	$15.80

Total investment return[2]	5.23%

Ratios/supplemental data:

Net assets, end of period (000’s)	$27,047

Expenses to average net assets	1.18%[3]

Net investment income to average net assets	1.54%[3]

Portfolio turnover	43%

1	Calculated using the average month-end shares outstanding for the period.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized.
3	Annualized.

See accompanying notes to financial statements

Class I

For the years ended December 31,

2006	2005	2004	2003	2002

$14.16	$13.46	$12.28	$9.73	$12.69

0.23	0.18	0.14	0.08	0.07

1.30	0.69	1.13	2.56	(2.97)

1.53	0.87	1.27	2.64	(2.90)

(0.35)	(0.17)	(0.09)	(0.09)	(0.06)

$15.34	$14.16	$13.46	$12.28	$9.73

10.99%	6.60%	10.38%	27.37%	(22.95)%

$31,809	$36,212	$56,632	$59,124	$50,270

1.09%	1.07%	1.05%	1.02%	0.91%

1.61%	1.35%	1.15%	0.78%	0.66%

72%	77%	136%	5%	5%

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

Organization and significant accounting policies
UBS Series Trust—U.S. Allocation Portfolio (the “Portfolio”) is a diversified portfolio of UBS Series Trust (the “Trust”). The Trust is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Trust’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

(or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax”

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio’s average daily net assets. At June 30, 2007, the Portfolio owed UBS Global AM $17,052 for investment advisory and administration fees.

For the six months ended June 30, 2007, the Portfolio paid $19 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Portfolio. The Portfolio has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended June 30, 2007, the Portfolio paid brokerage commissions to Morgan Stanley in the amount of $504. During the six months ended June 30, 2007, the Portfolio purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $4,460,021. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Restricted securities
The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the “Portfolio of investments.”

Distribution plan
Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio’s Class I shares. Under the plan of distribution, the Portfolio pays to UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) for remittance to each participating insurance company or, at UBS Global AM—US’s direction, pays directly to a participating insurance company, a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of the Class I shares held by the separate accounts of that participating insurance company. At June 30, 2007, the Portfolio owed UBS Global AM—US $17,829 for distribution fees.

Securities lending
The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio’s securities lending program. UBS Securities LLC is the Portfolio’s lending agent. For the six months ended June 30, 2007, UBS Securities LLC earned $158 in compensation as the Portfolio’s lending agent. At June 30, 2007, the Portfolio owed UBS Securities LLC $6 in compensation as the Portfolio’s lending agent.

At June 30, 2007 the Portfolio had securities on loan having a market value of $811,031. The Portfolio’s custodian held cash equivalents as collateral for securities loaned of $78,189. In addition, the Portfolio’s custodian held a US government security having an aggregate value of $1,017,348 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$1,025	US Treasury Inflation Index Note	04/15/12	2.000%	$1,017,348

Bank line of credit
The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Portfolio did not borrow under the Committed Credit Facility during the six months ended June 30, 2007.

Purchases and sales of securities
For the six months ended June 30, 2007, aggregate purchases and sales of portfolio securities, excluding short-term securities and US government and agency securities, were $4,753,895 and $9,829,262, respectively. For the six months ended June 30, 2007, aggregate purchases and sales of US government and agency securities, excluding short-term securities, were $13,740,425 and $16,029,868, respectively.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

Federal tax status
The Portfolio intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

Distributions paid from:	2006

Ordinary income	$1,270,313

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Portfolio’s fiscal year ending December 31, 2007.

At December 31, 2006, the Portfolio had a net capital loss carryforward of $26,348,972. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $8,672,897 will expire December 31, 2010, $7,434,714 will expire December 31, 2011 and $10,241,361 will expire December 31, 2012. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at June 30, 2007 were as follows:

Tax cost of investments	$35,205,876

Gross appreciation (investments having an excess of value over cost)	5,814,615

Gross depreciation (investments having an excess of cost over value)	279,812

Net unrealized appreciation of investments	$5,534,803

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements—(unaudited)

Shares of beneficial interest
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class H		Class I

For the six months ended June 30, 2007:	Shares	Amount	Shares	Amount

Shares sold	6,420	$101,148	2,012	$31,755

Shares repurchased	(138,377)	(2,164,829)	(403,847)	(6,305,135)

Dividends reinvested	22,299	340,506	40,147	613,044

Net decrease	(109,658)	$(1,723,175)	(361,688)	$(5,660,336)

For the year ended December 31, 2006:

Shares sold	27,970	$397,436	37,313	$528,255

Shares repurchased	(268,751)	(3,877,161)	(580,116)	(8,407,879)

Dividends reinvested	30,705	437,847	58,378	832,466

Net decrease	(210,076)	$(3,041,878)	(484,425)	$(7,047,158)

UBS Series Trust—U.S. Allocation Portfolio

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Portfolio’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Portfolio voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Portfolio’s Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Brain D. Singer
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (Class I shares)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolio unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R.  Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 7, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 7, 2007